SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																																1 Months Ended		3 Months Ended							9 Months Ended			12 Months Ended
	Jan. 23, 2024	Jan. 20, 2024	Jan. 19, 2024	Jan. 18, 2024	Dec. 06, 2023	Oct. 01, 2023	Apr. 30, 2023	Jan. 26, 2023	Jan. 06, 2023	Jan. 06, 2023	Dec. 06, 2022	Nov. 21, 2022	Oct. 12, 2022	Sep. 28, 2022	Aug. 25, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 17, 2022	Jun. 15, 2022	Jun. 14, 2022	May 01, 2022	Feb. 02, 2022	Jan. 11, 2022	Oct. 11, 2021	Sep. 03, 2021	Aug. 06, 2021	Jul. 11, 2021	Jul. 06, 2021	Jun. 23, 2021	May 26, 2021	Oct. 28, 2020	Jun. 30, 2022	Apr. 30, 2022	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Sep. 28, 2023	Oct. 03, 2022	Apr. 30, 2021	Oct. 29, 2020
Common stock, shares authorized							300,000,000																										300,000,000	300,000,000							300,000,000			300,000,000	300,000,000
Common stock, par value							$ 0.001																										$ 0.001	$ 0.001							$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued							13,543,155																										4,194,836	20,572,447							20,572,447			13,543,155	4,194,836
Common stock, shares outstanding							13,543,155																										4,194,836	20,572,447							20,572,447			13,543,155	4,194,836
Cash, shares																					6,063,145														1,844,506									151,579
Debt conversion of convertible notes, shares																	4,389,469	109,737	4,389,469
Warrants granted for services, shares	200,000							6,000																											13,707
Warrants to purchase common stock					4,972,203
Common stock warrants aggregate amount							$ 2,344,529																										$ 33,752,623											$ 2,344,529	$ 33,752,623
Warrants, exercise price					$ 0.001																																										$ 0.221
Proceeds from common stock																																									$ 17,961,828	$ 9,194,882		8,744,882
Shares issued for acquisition								279,739				27,000	1,923,920																			598,396
Fair value of common stock																																												14,046,300
Number of stock issued, value																																			$ 418,455									$ 915,545	$ 3,550,000
Warrants granted																																												68,565,047	1,977,656
Operating expenses related																																		3,485,837			2,110,443				8,154,612	11,000,270		$ 24,737,239	$ 50,932,697
Debt instrument, face amount							$ 0										$ 13,200,000	$ 13,200,000															$ 13,200,000											0	13,200,000
Borrowing from notes payable																																									3,728,000	1,390,000		$ 2,000,000	$ 5,500,000
Warrants vested																																												71,698,014
Shares, issued	200,000																																			189,718
Number of shares issued during the period																																				$ 188								$ 4,195,000
Stock issued during period, shares, issued for settlement of accounts payable																																				67,500
Stock issued during period, shares, issued for settlement																																				$ 1,350
Exercise of warrants, shares																																			1,708,152	27,000
Profit guarantee on note, shares																																			85,000	93,680
Stock issued for contingent consideration																																			$ 1,964
Reverse stock split																																			35,683
Reverse stock split																				1-for-10 reverse stock split															1 for 40 reverse split
Warrants granted for services																																		267,896	$ 28,062		1,836							$ 37,086	$ 2,003,383
Derivative expense																																		$ 2,721,195			$ 1,715,557				$ 14,119,784	$ 8,995,962		$ 8,995,962
Common Stock [Member]
Common stock, shares issued							338,579																																					338,579
Common stock, shares outstanding							338,579																																					338,579
Cash, shares																																						25,463	26,219					2,067,260
Warrants granted for services, shares																																		756,069	13,707	188	150		625					31,000	20,719
Warrants, exercise price																																															$ 0.39
Shares issued for acquisition																																		56	1,964	1,350	7,668	48,098	14,960					2,829,055	54,000
Number of stock issued																																												4,389,469
Fair value of common stock																																												$ 4,389
Number of stock issued, value																																			$ 2		$ 7	$ 48						2,829	$ 54
Warrants term																																															5 years
Number of shares issued during the period																																						$ 25						$ 2,068
Shares owed to shareholders							13,543,155																										4,194,848	20,572,447	2,372,803	528,297		330,761	256,450		20,572,447			13,543,155	4,194,848			2,764,283
Warrants granted for services																																		$ 756	$ 14									$ 31	$ 21
Common Stock [Member] | Sapir L L C [Member]
Sale of Stock, Number of Shares Issued in Transaction				224,472	224,472
Common Stock [Member] | Reverse Stock Split [Member]
Common stock, shares issued							338,579																																					338,579
Common stock, shares outstanding							338,579																																					338,579
Warrant [Member]
Warrants granted for services, shares														7,717,874																											50,000
Warrants, exercise price																																															$ 0.43
Warrants granted for services																																									$ 50,873
Derivative expense														$ 11,398,589
Related Party Lender [Member]
Common stock, shares issued																										692,130
Number of warrants issued to purchase common shares																										275,000
Convetible shares of common stock																										967,130
Note Payable Holder [Member]
Number of warrants issued to purchase common shares																										220,000
Convetible shares of common stock																										495,000
Convertible Notes [Member]
Debt conversion of convertible notes, shares																			109,737
As Compensation [Member] | Warrant [Member]
Cash, shares																									1,010,000
Securities Purchase Agreement [Member]
Warrants issued to purchase of common stock, shares																										733,333
Foundation Sports Systems LLC [Member]
Shares issued for acquisition																													54,000
Number of stock issued, value																													$ 3,550,000
Gameface [Member] | Common Stock [Member]
Shares issued for acquisition																						478,225
Play Sight Interactive Ltd [Member]
Shares issued for acquisition								6,993				675	48,098
Number of stock issued, value																																													39,950,000
Play Sight Interactive Ltd [Member] | Common Stock [Member]
Number of stock issued, value
Securities Purchase Agreement [Member]
Common stock, par value														$ 15.60
Cash, shares														25,641,024																				18,199,644
Warrants granted for services, shares																																		756,069
Warrants, exercise price														$ 0.0004																							$ 8.84					$ 8.84
Warrants term																										5 years
Warrants issued to purchase of common stock, shares																										733,333
Shares owed to shareholders																																		56							56
Shares, issued for settlements																																		2,567,500							2,567,500
Cashless exercises of warrants																																		2,913,216
Number of shares to be issued			6,990,600
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Cash, shares			6,990,600
Warrants to purchase common stock			75,509,400
Warrants, exercise price			$ 0.00001
Shares issued price per share			$ 0.20
Common stock warrants aggregate amount			16.5
Warrants issued			75,509,400
Securities Purchase Agreement [Member] | Investor [Member]
Cash, shares																																		11,962,803
Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Cash, shares														641,026
Loan and Security Agreement [Member]
Shares issued price per share									$ 8.84	$ 8.84
Loan and Security Agreement [Member] | Maximum [Member]
Common stock exercisable, shares									452,489	452,489
Amended Loan Agreement [Member] | Warrant [Member]
Warrants granted for services, shares						169,196
Inducement Letter [Member]
Common stock, par value					$ 0.001
Common stock warrants aggregate amount					4,972,203
Common stock issuable exercise of warrant									452,489
Inducement Letter [Member] | Common Stock [Member]
Common stock issuable exercise of warrant														1,410,151
Inducement Letter [Member] | New Warrants [Member]
Warrants, exercise price											$ 0.294
Common stock warrants aggregate amount											4,972,203
Inducement Letter [Member] | New Warrants Shares [Member]
Common stock warrants aggregate amount											9,944,406
Proceeds from issuance of warrants											$ 1,461,827.68
Inducement Letter [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Warrants, exercise price														$ 3.546
Common stock issuable exercise of warrant														3,109,563
Inducement Letter [Member] | September Two Thousand Twenty Two Seven And Half Year Warrant [Member]
Warrants, exercise price																																														$ 3.546
Gameface AI [Member]
Cash, shares																598,396
Midcity Capital Ltd [Member]
Cash, shares															30,000
Midcity Capital Ltd [Member] | Warrant Agreement [Member]
Cash, shares															750
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member]
Borrowing from notes payable									$ 600,000	$ 600,000
Shares issued price per share									$ 0.221	$ 0.221																									$ 1.90
Derivative expense							$ 1,715,557
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Notes [Member]
Borrowing from notes payable									$ 1,400,000	$ 1,400,000
Reverse stock split									1-for-40
Share price									$ 0.221	$ 0.221
Share price									$ 8.84	$ 8.84
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Warrant [Member]
Derivative expense									$ 1,715,557
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Maximum [Member]
Debt instrument, face amount									$ 2,000,000	$ 2,000,000
Debt instrument interest rate effective percentage									4.33%	4.33%
Common stock exercisable, shares									18,099,548	18,099,548
Flixsense Pty, Ltd [Member]
Cash, shares																14,960
Investor [Member]
Cash, shares																			1,048,750
Investor [Member] | Securities Purchase Agreement [Member]
Common stock, par value														$ 0.39
Cash, shares			2,330,200											1,018,510
Warrants to purchase common stock			25,169,800											11,802,002
Warrant, per share														$ 0.3899
Common stock warrants aggregate amount														$ 5,000,000.0
Warrants, exercise price														$ 0.00001																					$ 3.546		$ 0.221					$ 0.221
Proceeds from common stock														$ 4,549,882
Investor [Member] | Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Common stock, par value			$ 0.20
Warrants to purchase common stock			25,169,800
Common stock warrants aggregate amount			$ 16,500,000
Warrants, exercise price			$ 0.00001
Investor [Member] | Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Warrants to purchase common stock														295,050
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Warrants to purchase common stock														641,026
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Common stock, par value														$ 0.39
Warrants to purchase common stock														12,820,512
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Common stock, par value														$ 0.39
Warrants to purchase common stock														320,513
Investor [Member] | Securities Purchase Agreement [Member] | 7.5 -Year Warrants [Member]
Common stock, par value														$ 0.43
Cash, shares														641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7-Year Warrants [Member]
Common stock, par value														$ 0.43
Cash, shares														25,641,024
Warrants to purchase common stock														25,641,024
Gabriel Goldman [Member]
Warrants granted for services, shares																25,000
Investors [Member]
Cash, shares																			26,219
Investors [Member] | Securities Purchase Agreement [Member]
Common stock, par value														$ 17.20
Cash, shares														25,463
Warrants to purchase common stock														25,641,024
Warrant, per share														$ 15.596
Warrants, exercise price														0.0004
Investors [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Common stock, par value														$ 15.60
Related Party Lender [Member]
Number of stock issued																														163,684
Fair value of common stock																														$ 6,220,000
Two Employees [Member] | Services rendered in lieu of cash [Member]
Shares issued for compensation for services, shares																												5,022
Shares issued for compensation for services, value																																													187,803
Vendor [Member] | Marketing And Advisory Services [Member]
Shares issued for compensation for services, shares																							1,875	1,875			1,875
Shares issued for compensation for services, value																																													16,875
Six New Brand Ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Cash, shares																																								9,094
Six New Brand Ambassadors [Member] | As Compensation [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Cash, shares																																								6,000
Brand Ambassadors [Member]
Warrants granted for services, shares								150
Share based compensation expenses																																													907,042
Vendor One [Member] | Marketing And Advisory Services [Member]
Shares issued for compensation for services, value																																													16,874
Key Employees and Officers [Member] | Common Stock [Member]
Share based compensation expenses																																													255,124
Warrants granted																																	6,000
Key Employees and Officers [Member] | Warrant [Member]
Share based compensation expenses																																													32,381,309
Warrants term																									10 years
Key Employees and Officers [Member] | Exercise Price One [Member] | Warrant [Member]
Warrants, exercise price																									$ 0.001
Key Employees and Officers [Member] | Exercise Price Two [Member] | Warrant [Member]
Warrants, exercise price																									$ 3.42
Warrants granted																									10,000
Service Provider [Member]
Warrants, exercise price																															$ 0.75
Warrants term																															10 years
Service Provider [Member] | Warrant [Member]
Warrants granted																															40,000
Three Members [Member] | Warrant [Member]
Share based compensation expenses																																											$ 214,552
Three Members [Member] | As Compensation [Member]
Share based compensation expenses																																										$ 67,500			87,656
Number of warrants granted																																																	$ 46,077
Lead Placement Agent [Member] | Warrant [Member]
Warrants to purchase common stock																										26,667
Warrants, exercise price																										$ 3.30
Operating expenses related																																													$ 376,000
Lead Placement Agent [Member] | Exercise Price One [Member] | Warrant [Member]
Warrants granted																									1,000,000
Director [Member]
Warrants granted for services, shares																625
Officer [Member] | Warrant [Member]
Warrants, exercise price		$ 0.001
Warrants granted		11,697,862
Warrants term		10 years
Deferred compensation		$ 2,187,500